Put Option Liability	12 Months Ended
Dec. 31, 2013
Put Option Liability
13.	PUT OPTION LIABILITY

In March 2006, the Company entered into Series A Preferred Shares Purchase and Sell Agreement (“the Agreement”) with QUALCOMM Incorporated (“QUALCOMM”) to establish a 70%-owned subsidiary, TechSoft Holding. The Company and QUALCOMM subscribed 70% and 30% of the issued Series A preferred shares of TechSoft Holding, respectively. QUALCOMM is granted the right to, upon the occurrence of certain conditions, require the Company to purchase back any or all of its Series A Preferred Shares (“Put Option”); and the right to, upon the occurrence of certain conditions, purchase any or all of the Series A Preferred Shares held by the Company at the price and on the terms pre-defined (“Call Option”). The Put Option was recorded at its fair value as a liability and is subsequently remeasured at fair value at the end of each reporting period.

As the valuation of the Put Option is based on the valuation of TechSoft Holding, a non-public company, it requires significant management judgment due to the absence of quoted market prices, and the lack of observable inputs. As a result, the Group has determined that the fair value of the Put Option is classified as Level 3 valuation within the fair value hierarchy (see Note 14).

The fair value of TechSoft Holding’s ordinary share is determined using the income approach valuation methodology that applied a DCF model for TechSoft Holding. The discounted cash flows were based on discrete five-year forecast developed by management for planning purposes, discounted at weighted average cost of capital. The fair value of TechSoft Holding’s ordinary shares as of December 31, 2013 is less than the calculated value and therefore the value of the Put Option is based on the difference between the calculated value and the fair value of the ordinary shares of TechSoft Holding, having regard to the probability of QUALCOMM exercising the option.

Changes in fair value of the Put Option amounting to $150, $150 and $150 during the years ended December 31, 2011, 2012 and 2013, respectively, are reflected on the consolidated statements of comprehensive income (loss).